Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	CAPTIVISION INC.
Entity Central Index Key	0001967478
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Document Registration Statement	false
Entity File Number	001-41869
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	298‑42 Chung‑buk Chungang‑ro Chung‑buk
Entity Address, Address Line Two	Pyeong‑taek
Entity Address, City or Town	Gyounggi
Entity Address, Country	KR
Entity Address, Postal Zip Code	17800
Document Accounting Standard	International Financial Reporting Standards
Entity Well-known Seasoned Issuer	No
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	CKP, LLP
Auditor Location	Los Angeles, CA, USA
Auditor Firm ID	2361
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of Captivision Inc. for the fiscal year ended December 31, 2023, originally filed with the Securities and Exchange Commission on April 30, 2024 (the “Original Filing”), is being filed solely to include the XBRL files, which were omitted from the Original Filing.
Ordinary shares, par value $0.0001 per share [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	CAPT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	28,979,828
Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per share [member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	CAPTW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	11,499,990
Business contact [member]
Document Information [Line Items]
Entity Address, Address Line One	298‑42 Chung‑buk Chungang‑ro Chung‑buk
Entity Address, Address Line Two	Pyeong‑taek
Entity Address, City or Town	Gyounggi
Entity Address, Country	KR
Entity Address, Postal Zip Code	17800
City Area Code	917
Local Phone Number	940‑1785
Contact Personnel Name	Gary R. Garrabrant
Contact Personnel Email Address	gg@jaguargrowth.com